Financial Instruments and Financial Risk Management - Disclosure of Fair Value Measurement of Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	$ 5,420	$ 3,300
Financial Liabilities at Fair Value Through Profit Or Loss, Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	12	2,255
Financial Liabilities At Amortised Cost Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	1,919	3,051
Payables and Accrued Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	1,697	2,148
Warrant Liability [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	12	2,255
Lease Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	222	903
Lease Liabilities [Member] | Financial Liabilities at Fair Value Through Profit Or Loss, Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Lease Liabilities [Member] | Financial Liabilities At Amortised Cost Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	222	903
Payables and Accrued Liabilities [Member] | Financial Liabilities at Fair Value Through Profit Or Loss, Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Payables and Accrued Liabilities [Member] | Financial Liabilities At Amortised Cost Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	1,697	2,148
Warrant Liability [Member] | Financial Liabilities at Fair Value Through Profit Or Loss, Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	12	2,255
Warrant Liability [Member] | Financial Liabilities At Amortised Cost Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Cash and Cash Equivalents [Member] | Financial Liabilities at Fair Value Through Profit Or Loss, Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Cash and Cash Equivalents [Member] | Financial Liabilities At Amortised Cost Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Trade and Other Receivables [Member] | Financial Liabilities at Fair Value Through Profit Or Loss, Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Trade and Other Receivables [Member] | Financial Liabilities At Amortised Cost Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Restricted Cash Equivalents [Member] | Financial Liabilities at Fair Value Through Profit Or Loss, Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Restricted Cash Equivalents [Member] | Financial Liabilities At Amortised Cost Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Financial Assets At Amortised Cost Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	7,351	8,606
Financial Assets At Amortised Cost Category [Member] | Lease Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Financial Assets At Amortised Cost Category [Member] | Payables and Accrued Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Financial Assets At Amortised Cost Category [Member] | Warrant Liability [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Financial Assets At Amortised Cost Category [Member] | Cash and Cash Equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	6,743	7,838
Financial Assets At Amortised Cost Category [Member] | Trade and Other Receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	295	404
Financial Assets At Amortised Cost Category [Member] | Restricted Cash Equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	313	364
Cash and Cash Equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	6,743	7,838
Trade and Other Receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	295	404
Restricted Cash [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	$ 313
Restricted Cash Equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)		$ 364